Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016
This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL 15 - 5 Year Fixed (1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL 16 - 5 Year Fixed (1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$23,149,071,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$4,519,375,000

Total Outstanding			$27,668,446,600

OSFI Covered Bond Limit			$36,609,852,310

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$23,149,071,600

A = Lesser of (i) LTV Adjusted Loan Balance and			27,643,927,224		A (i)	29,724,652,929
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	27,643,927,224
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			425,912,950
Total: A + B + C + D + E - F			27,218,014,274

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			23,871,756,634

A = lesser of (i) Present Value of outstanding loan balance of			29,842,248,395		A (i)	29,842,248,395
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	58,053,606,190
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			29,842,248,395

Intercompany Loan Balance

Guarantee Loan			24,898,849,408
Demand Loan			5,736,199,453
Total			30,635,048,861

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
September 29, 2016	N/A		N/A

Portfolio Flow of Funds

	29-Sep-16		31-Aug-16
Cash Inflows
Principal Receipts	639,156,982.04		743,458,656.97
Sale of Loans	96,593,767.93		28,222,456.99
Revenue Receipts	70,803,823.19		77,098,868.15
Swap Receipts	-		-
Intercompany Loan Receipts	-		1,292,138,882.81
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(63,039,376.67)	(6)	(68,363,837.55)	(7)
Purchase of Loans	(88,866,666.82)		(1,338,132,203.40)
Intercompany Loan Repayment	(646,884,083.15)	(6)	(725,687,793.37)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,759.67)		(1,354.48)
Net Inflows/(Outflows)	7,762,686.85		8,733,676.12

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7300%

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on October 17th, 2016.

(7) This amount was paid out on September 19th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$ 30,347,923,726
Current Month Ending Balance	$ 29,701,265,771
Number of Mortgage Loans in Pool	165,748
Average Loan Size	$179,195
Number of Primary Borrowers	146,287
Number of Properties	150,552

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.14%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.08%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.44%
Weighted Average Seasoning of Loans in the Portfolio	25.52	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.76%
Weighted Average Original Term of Loans in the Portfolio	50.83	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.32	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	44.16	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	165,521	99.86%	29,652,605,401	99.84%
30 to 59 Days Past Due	181	0.11%	37,655,505	0.13%
60 to 89 Days Past Due	46	0.03%	11,004,865	0.04%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,658	11.86%	4,315,315,018	14.53%
British Columbia	20,113	12.13%	4,858,009,540	16.36%
Manitoba	3,569	2.15%	450,167,960	1.52%
New Brunswick	4,944	2.98%	487,671,756	1.64%
Newfoundland	5,302	3.20%	724,106,173	2.44%
Northwest Territories	50	0.03%	9,348,487	0.03%
Nova Scotia	7,093	4.28%	864,642,227	2.91%
Nunavut	-	0.00%	-	0.00%
Ontario	80,923	48.82%	14,488,332,949	48.78%
Prince Edward Island	1,103	0.67%	114,073,931	0.38%
Quebec	17,457	10.53%	2,392,701,935	8.06%
Saskatchewan	5,209	3.14%	931,737,000	3.14%
Yukon	327	0.20%	65,158,795	0.22%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,144	1.90%	569,394,054	1.92%
599 or less	2,664	1.61%	456,457,259	1.54%
600 - 650	4,208	2.54%	780,999,873	2.63%
651 - 700	10,181	6.14%	1,965,560,443	6.62%
701 - 750	20,191	12.18%	3,901,967,456	13.14%
751 - 800	30,557	18.44%	5,831,674,748	19.63%
801 and Above	94,803	57.20%	16,195,211,938	54.53%
Total	165,748	100.00%	29,701,265,771	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) Refer to footnote (5) on page 3 of this Investor Report.

(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	137,847	83.17%	23,783,571,830	80.08%
Variable	27,901	16.83%	5,917,693,942	19.92%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	133,514	80.55%	21,928,231,561	73.83%
Non-STEP	32,234	19.45%	7,773,034,210	26.17%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,885	2.34%	742,013,505	2.50%
Owner Occupied	161,863	97.66%	28,959,252,267	97.50%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	57,773	34.86%	10,443,106,892	35.16%
2.5000 - 2.9999	62,947	37.98%	11,145,793,676	37.53%
3.0000 - 3.4999	30,697	18.52%	6,040,632,145	20.34%
3.5000 - 3.9999	11,313	6.83%	1,667,661,387	5.61%
4.0000 - 4.4999	2,169	1.31%	299,560,225	1.01%
4.5000 - 4.9999	500	0.30%	63,284,261	0.21%
5.0000 - 5.4999	212	0.13%	21,434,249	0.07%
5.5000 and Above	137	0.08%	19,792,937	0.07%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	22,625	13.65%	1,523,101,145	5.13%
20.01-25.00	8,415	5.08%	991,475,594	3.34%
25.01-30.00	9,172	5.53%	1,302,171,542	4.38%
30.01-35.00	10,163	6.13%	1,690,326,939	5.69%
35.01-40.00	11,511	6.94%	2,064,939,006	6.95%
40.01-45.00	13,244	7.99%	2,656,772,404	8.94%
45.01-50.00	14,299	8.63%	2,940,803,972	9.90%
50.01-55.00	14,939	9.01%	3,057,801,505	10.30%
55.01-60.00	14,756	8.90%	3,071,791,153	10.34%
60.01-65.00	14,741	8.89%	3,144,290,992	10.59%
65.01-70.00	14,321	8.64%	3,152,209,322	10.61%
70.01-75.00	10,648	6.42%	2,413,614,275	8.13%
75.01-80.00	5,925	3.57%	1,444,885,823	4.86%
80.01 and Above	989	0.60%	247,082,100	0.83%
Total	165,748	100.00%	29,701,265,771	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	60,818	36.69%	9,830,711,755	33.10%
12.00 - 23.99	38,299	23.11%	6,669,377,775	22.45%
24.00 - 35.99	15,882	9.58%	3,143,861,505	10.58%
36.00 - 41.99	10,881	6.56%	2,026,190,928	6.82%
42.00 - 47.99	17,429	10.52%	3,490,133,189	11.75%
48.00 - 53.99	12,351	7.45%	2,591,149,754	8.72%
54.00 - 59.99	7,850	4.74%	1,545,660,412	5.20%
60.00 - 65.99	1,397	0.84%	250,494,269	0.84%
66.00 - 71.99	81	0.05%	16,630,841	0.06%
72.00 and Above	760	0.46%	137,055,344	0.46%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	56,729	34.23%	3,207,189,667	10.80%
100,000 - 149,999	29,319	17.69%	3,652,382,464	12.30%
150,000 - 199,999	24,973	15.07%	4,341,878,402	14.62%
200,000 - 249,999	18,149	10.95%	4,059,596,847	13.67%
250,000 - 299,999	12,445	7.51%	3,402,478,366	11.46%
300,000 - 349,999	8,106	4.89%	2,619,441,767	8.82%
350,000 - 399,999	5,039	3.04%	1,880,386,285	6.33%
400,000 - 449,999	3,108	1.88%	1,315,141,793	4.43%
450,000 - 499,999	2,137	1.29%	1,011,096,021	3.40%
500,000 - 549,999	1,344	0.81%	703,930,483	2.37%
550,000 - 599,999	963	0.58%	553,424,104	1.86%
600,000 - 649,999	668	0.40%	416,632,299	1.40%
650,000 - 699,999	465	0.28%	313,308,455	1.05%
700,000 - 749,999	359	0.22%	260,368,797	0.88%
750,000 - 799,999	322	0.19%	249,266,897	0.84%
800,000 - 849,999	243	0.15%	200,174,318	0.67%
850,000 - 899,999	278	0.17%	243,390,264	0.82%
900,000 - 949,999	242	0.15%	223,548,305	0.75%
950,000 - 999,999	211	0.13%	205,455,310	0.69%
1,000,000 or Greater	648	0.39%	842,174,928	2.84%
Total	165,748	100.00%	29,701,265,771	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,398	14.72%	4,269,890,713	14.38%
Single Family	135,357	81.66%	24,171,863,919	81.38%
Multi Family	5,480	3.31%	1,172,803,232	3.95%
Other	513	0.31%	86,707,907	0.29%
Total	165,748	100.00%	29,701,265,771	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	108,792,677	76,942,294	95,227,824	121,958,354	140,456,224	186,229,846	229,727,838	279,924,348	402,110,144	599,735,919	559,006,844	498,188,513	807,990,122	209,024,072	4,315,315,018	14.53%
	Current and Less Than 30 Days Past Due	108,495,219	76,874,677	95,227,824	121,654,308	140,368,809	186,108,801	229,213,979	279,530,048	401,612,973	598,429,389	558,159,294	497,336,755	806,569,288	209,024,072	4,308,605,435	99.84%
	30 to 59 Days Past Due	297,458	67,618	-	304,046	-	121,046	513,859	394,299	497,171	850,725	339,224	546,497	963,548	-	4,895,490	0.11%
	60 to 89 Days Past Due	-	-	-	-	87,415	-	-	-	-	455,806	508,327	305,260	457,286	-	1,814,092	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	413,368,968	261,957,489	344,131,371	443,001,979	513,237,556	598,913,193	536,289,709	400,273,426	397,154,191	413,083,912	332,634,652	160,528,758	37,909,933	5,524,403	4,858,009,540	16.36%
	Current and Less Than 30 Days Past Due	412,593,056	261,343,855	343,374,071	441,914,776	511,704,370	597,461,780	536,004,210	399,827,639	396,742,549	412,834,098	332,078,512	160,528,758	37,909,933	5,524,403	4,849,842,009	99.83%
	30 to 59 Days Past Due	775,912	613,634	300,773	1,087,203	650,963	71,795	285,499	445,788	188,223	249,815	556,140	-	-	-	5,225,743	0.11%
	60 to 89 Days Past Due	-	-	456,527	-	882,223	1,379,618	-	-	223,420	-	-	-	-	-	2,941,788	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,571,833	10,073,787	12,035,708	14,673,228	21,090,172	24,364,735	31,525,739	45,394,840	60,228,184	68,622,596	71,403,733	51,123,032	26,990,361	1,070,012	450,167,960	1.52%
	Current and Less Than 30 Days Past Due	11,571,833	10,073,787	11,997,887	14,673,228	21,090,172	24,364,735	31,453,148	45,394,840	60,228,184	68,622,596	71,186,442	50,829,148	26,990,361	1,070,012	449,546,373	99.86%
	30 to 59 Days Past Due	-	-	37,821	-	-	-	72,591	-	-	-	-	293,884	-	-	404,296	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	217,291	-	-	-	217,291	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	13,314,605	8,857,210	12,560,212	15,855,988	21,935,384	23,643,747	38,126,577	60,061,349	83,443,119	70,554,087	87,150,916	49,498,769	2,606,416	63,375	487,671,756	1.64%
	Current and Less Than 30 Days Past Due	13,314,605	8,857,210	12,560,212	15,855,988	21,935,384	23,517,485	37,751,892	59,852,980	82,304,953	70,311,273	87,150,916	49,498,769	2,606,416	63,375	485,581,459	99.57%
	30 to 59 Days Past Due	-	-	-	-	-	126,262	162,353	97,860	833,259	242,814	-	-	-	-	1,462,548	0.30%
	60 to 89 Days Past Due	-	-	-	-	-	-	212,332	110,509	304,908	-	-	-	-	-	627,749	0.13%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,213,876	9,325,371	12,744,090	21,596,600	28,867,088	37,887,768	55,238,496	72,828,511	127,090,122	107,650,272	135,733,568	89,565,453	8,231,671	1,133,288	724,106,173	2.44%
	Current and Less Than 30 Days Past Due	16,213,876	9,325,371	12,744,090	21,596,600	28,828,290	37,887,768	55,238,496	72,828,511	126,162,215	107,650,272	135,548,712	89,565,453	8,231,671	1,133,288	722,954,613	99.84%
	30 to 59 Days Past Due	-	-	-	-	38,798	-	-	-	844,616	-	184,855	-	-	-	1,068,270	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	83,290	-	-	-	-	-	83,290	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	828,253	208,165	372,490	279,249	357,108	862,596	-	1,018,873	1,998,750	1,300,201	1,281,165	841,636	-	-	9,348,487	0.03%
	Current and Less Than 30 Days Past Due	828,253	208,165	372,490	279,249	357,108	862,596	-	1,018,873	1,998,750	1,300,201	1,281,165	841,636	-	-	9,348,487	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	26,761,954	17,763,661	23,358,420	31,614,079	39,718,670	51,133,563	67,649,570	89,287,089	130,426,882	106,372,315	170,281,433	96,234,294	13,668,901	371,395	864,642,227	2.91%
	Current and Less Than 30 Days Past Due	26,707,513	17,715,376	23,358,420	31,614,079	39,718,670	51,133,563	67,514,169	89,287,089	129,419,528	106,372,315	170,281,433	95,907,560	13,668,901	371,395	863,070,011	99.82%
	30 to 59 Days Past Due	54,441	48,285	-	-	-	-	135,401	-	862,514	-	-	326,735	-	-	1,427,376	0.17%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	144,840	-	-	-	-	-	144,840	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	820,011,844	527,417,362	697,343,726	913,589,980	1,147,427,718	1,532,658,971	1,743,400,521	1,797,442,272	1,426,733,307	1,321,009,794	1,241,133,908	1,008,959,740	297,335,829	13,867,980	14,488,332,949	48.78%
	Current and Less Than 30 Days Past Due	819,093,059	526,572,519	697,343,726	912,308,010	1,146,563,855	1,529,181,302	1,740,235,367	1,793,130,020	1,423,887,328	1,319,241,923	1,239,386,719	1,008,520,982	297,335,829	13,867,980	14,466,668,619	99.85%
	30 to 59 Days Past Due	896,018	695,138	-	1,138,938	701,531	2,824,309	2,530,585	4,014,092	2,143,713	1,578,450	1,590,444	-	-	-	18,113,219	0.13%
	60 to 89 Days Past Due	22,767	149,705	-	143,032	162,331	653,360	634,568	298,160	702,265	189,420	156,745	438,758	-	-	3,551,111	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,820,981	2,665,200	3,082,945	3,218,990	4,502,195	6,561,848	8,368,879	13,084,257	19,526,246	14,824,993	22,535,754	10,955,857	840,117	85,670	114,073,931	0.38%
	Current and Less Than 30 Days Past Due	3,820,981	2,665,200	3,082,945	3,218,990	4,502,195	6,561,848	8,203,297	13,084,257	19,476,293	14,824,993	22,535,754	10,955,857	840,117	85,670	113,858,396	99.81%
	30 to 59 Days Past Due	-	-	-	-	-	-	165,582	-	-	-	-	-	-	-	165,582	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	49,954	-	-	-	-	-	49,954	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	86,100,327	57,173,331	74,139,689	94,141,667	109,344,204	138,689,948	158,001,428	193,485,691	244,550,721	307,282,270	346,523,712	324,253,417	244,037,024	14,978,504	2,392,701,935	8.06%
	Current and Less Than 30 Days Past Due	86,031,159	57,079,770	74,139,689	94,079,137	109,344,204	138,689,948	156,880,941	193,227,178	242,746,745	306,370,159	346,259,322	323,380,958	244,037,024	14,978,504	2,387,244,738	99.77%
	30 to 59 Days Past Due	69,168	-	-	62,530	-	-	258,868	258,513	1,683,252	912,111	264,390	653,162	-	-	4,161,995	0.17%
	60 to 89 Days Past Due	-	93,561	-	-	-	-	861,620	-	120,724	-	-	219,298	-	-	1,295,203	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	20,309,874	17,524,750	25,262,282	27,481,641	35,006,348	51,215,458	65,163,912	95,458,135	165,784,565	126,136,906	175,228,685	121,402,074	5,275,451	486,920	931,737,000	3.14%
	Current and Less Than 30 Days Past Due	20,309,874	17,524,750	25,003,566	27,481,641	35,006,348	51,144,544	65,163,912	95,458,135	165,383,207	126,136,906	174,949,139	121,402,074	5,275,451	486,920	930,726,467	99.89%
	30 to 59 Days Past Due	-	-	258,715	-	-	70,914	-	-	401,357	-	-	-	-	-	730,987	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	279,546	-	-	-	279,546	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,005,952	1,566,974	1,912,786	2,915,184	2,996,341	4,610,730	7,311,303	9,542,715	12,744,922	7,717,727	9,294,949	2,062,731	-	476,481	65,158,795	0.22%
	Current and Less Than 30 Days Past Due	2,005,952	1,566,974	1,912,786	2,915,184	2,996,341	4,610,730	7,311,303	9,542,715	12,744,922	7,717,727	9,294,949	2,062,731	-	476,481	65,158,795	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,523,101,145	991,475,594	1,302,171,542	1,690,326,939	2,064,939,006	2,656,772,404	2,940,803,972	3,057,801,505	3,071,791,153	3,144,290,992	3,152,209,322	2,413,614,275	1,444,885,823	247,082,100	29,701,265,771	100.00%
	Current and Less Than 30 Days Past Due	1,520,985,380	989,807,654	1,301,117,706	1,687,591,190	2,062,415,745	2,651,525,100	2,934,970,715	3,052,182,284	3,062,707,647	3,139,811,852	3,148,112,359	2,410,830,681	1,443,464,990	247,082,100	29,652,605,401	99.84%
	30 to 59 Days Past Due	2,092,997	1,424,675	597,309	2,592,717	1,391,292	3,214,327	4,124,736	5,210,552	7,454,105	3,833,914	2,935,054	1,820,279	963,548	-	37,655,505	0.13%
	60 to 89 Days Past Due	22,767	243,265	456,527	143,032	1,131,970	2,032,977	1,708,521	408,669	1,629,401	645,226	1,161,909	963,315	457,286	-	11,004,865	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/29/2016
Distribution Date:	10/14/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	32,090,402	20,724,820	29,141,639	44,963,080	43,265,580	64,088,088	60,353,969	66,481,119	60,746,704	59,653,384	46,546,160	31,491,773	9,280,636	566,700	569,394,054	1.92%
<=599	7,780,768	8,349,132	8,315,925	12,902,746	21,491,486	43,838,470	59,458,249	66,894,821	71,523,416	56,701,604	62,373,217	25,075,604	11,055,676	696,145	456,457,259	1.54%
600-650	14,368,713	13,533,202	20,194,629	27,089,805	46,607,554	75,158,901	103,562,940	105,082,960	99,352,821	98,673,741	94,120,864	56,774,099	24,189,275	2,290,368	780,999,873	2.63%
651-700	43,309,167	37,263,273	47,344,119	83,366,249	122,500,224	176,688,744	235,341,884	237,465,714	238,079,634	240,557,689	229,613,165	165,671,055	94,857,985	13,501,542	1,965,560,443	6.62%
701-750	120,411,535	98,512,695	134,857,372	170,351,062	250,129,662	327,368,350	358,732,594	434,586,472	426,162,386	450,278,713	469,222,505	379,033,373	232,566,877	49,753,861	3,901,967,456	13.14%
751-800	210,566,681	153,229,297	207,350,577	301,169,249	361,949,786	501,947,514	553,693,448	579,727,382	608,519,038	657,318,029	683,456,931	584,380,122	367,121,787	61,244,909	5,831,674,748	19.63%
>800	1,094,573,878	659,863,175	854,967,281	1,050,484,748	1,218,994,715	1,467,682,337	1,569,660,888	1,567,563,037	1,567,407,155	1,581,107,832	1,566,876,480	1,171,188,248	705,813,588	119,028,574	16,195,211,938	54.53%
Total	1,523,101,145	991,475,594	1,302,171,542	1,690,326,939	2,064,939,006	2,656,772,404	2,940,803,972	3,057,801,505	3,071,791,153	3,144,290,992	3,152,209,322	2,413,614,275	1,444,885,823	247,082,100	29,701,265,771	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.